As filed with the Securities and Exchange Commission on July 25, 2017

1933 Act File No. 002-69565

1940 Act File No. 811-03101

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 88 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 88 ☒

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

(301) 951-4800
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☒	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	October __, 2017

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale would be prohibited.

Calvert Floating-Rate Advantage Fund

Class A Shares - _____ Class C Shares - _____ Class I Shares - _____ Class R6 Shares - _____

Prospectus Dated
October __, 2017

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Fund and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summary	3
More Information On Investment Objective, Investment Strategies and Risks	8
Portfolio Holdings	13
About Responsible Investing	13
Management of Fund Investments	14
About Calvert Research and Management	14
Portfolio Managers	14
Advisory Fees	15
Administrative Fees	15
Shareholder Information	15
How to Buy Shares	15
Getting Started—Before You Open an Account	15
Choosing a Share Class	15
Reduced Sales Charges for Class A Shares (sales load breakpoints/discount)	17
Reinstatement Privilege	19
Distribution and Service Fees	19
Arrangements with Broker/Dealers and Other Financial Intermediaries	19
How to Open an Account	20
Subsequent Investments	22
How Shares are Priced	22
When Your Account will be Credited	22
How to Sell Shares	23
Other Calvert Fund Features/Policies (Exchanges, Market Timing Policy, etc.)	24
Dividends, Capital Gains and Taxes	27
Appendix A: The Calvert Principles for Responsible Investment	29
Appendix B: Financial Intermediary Sales Charge Variations	31

Calvert Floating-Rate Advantage Fund

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Prospectus dated October __, 2017

Fund Summary

Investment Objective

The Fund’s investment objective is to provide a high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced Class A sales charge if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations.   More information about these and other discounts is available under “Choosing a Share Class” on page 13 and “Reduced Sales Charges” on page 15 of this Prospectus, and under “Method of Distribution” on page 22 of the Fund’s Statement of Additional Information (“SAI”), and from your financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class I	Class R6
Management fees	0.72%	0.72%	0.72%	0.72%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.86%	0.86%	0.86%	0.81%
Total annual fund operating expenses	1.83%	2.58%	1.58%	1.53%
Less fee waiver and/or expense reimbursement(4)	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.59%	2.34%	1.34%	1.29%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a contingent deferred sales charge of up to 0.80% if redeemed within one year.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Based on estimates for the current fiscal year, which includes interest and fee expense from borrowings of 0.56% for each class.

(4)

[Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s Other expenses excluding interest and fee expense from borrowings in excess of 0.06% for each class.  This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.]

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$531	$907	$1,307	$2,423	$531	$907	$1,307	$2,423
Class C shares	$337	$780	$1,349	$2,897	$237	$780	$1,349	$2,897
Class I shares	$136	$475	$838	$1,858	$136	$475	$838	$1,858
Class R6 shares	$131	$460	$812	$1,803	$131	$460	$812	$1,803

Calvert Floating-Rate Advantage Fund

3

Prospectus dated October __, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in income producing floating rate loans and other floating rate debt securities.  The Fund will invest primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).  The Fund also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as “leverage”).

The Fund may invest up to 35% of its net assets in foreign Senior Loans.  Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed-income debt obligations and money market instruments. Other floating rate debt securities, fixed-income debt securities and money market instruments may include:  bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and commercial paper.  Money market instruments with a remaining maturity of less than 60 days are deemed floating rate debt securities.  The Fund may engage in derivative transactions (such as futures contracts and options thereon, foreign currency exchange contracts and other currency hedging strategies, and interest rate swaps) to seek to hedge against fluctuations in currency exchange rates and interest rates.  There will be no stated limit on the Fund’s use of derivatives.

The Adviser will seek to maintain broad borrower and industry diversification among the Fund’s Senior Loans. When selecting Senior Loans, the Adviser will seek to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold, if in the opinion of the Adviser, the risk-return profile deteriorates or to pursue more attractive investment opportunities. In managing the Fund, the Adviser will seek to invest in a portfolio of Senior Loans that it believes will be less volatile over time than the general loan market.

Responsible Investing.  In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Market Risk.  Economic and other events (whether real, expected or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed-income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which, in part, reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, among other factors, markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of loans or other income instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of loans or other income instruments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value. Due to their lower place in the borrower’s capital structure, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Calvert Floating-Rate Advantage Fund

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Prospectus dated October __, 2017

Additional Risks of Loans.  The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market.  Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and may negatively impact the transaction price.  It may take longer than seven days for transactions in loans to settle.  The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan.  In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Borrowing Risk.  Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings.  Successful use of a borrowing strategy depends on the Adviser’s ability to predict correctly interest rates and market movements.  There can be no assurance that the use of borrowings will be successful.  In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount.  Borrowings involve additional expense to the Fund.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. The impact of interest rate changes on the value of floating rate investments is typically reduced by periodic interest rate resets.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Foreign Investment Risk.  Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile.  Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage, which represents a non-cash exposure to the underlying asset, index, rate or instrument.  Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.

Calvert Floating-Rate Advantage Fund

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Prospectus dated October __, 2017

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyse the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.

Portfolio Management

Investment Adviser. Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Scott H. Page, Vice President of CRM, has managed the Fund since its inception October 2017.

Craig P. Russ, Vice President of CRM, has managed the Fund since its inception October 2017.

Buying and Selling Shares

You can buy, sell (redeem) or (where permitted) exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C	Regular accounts $2,000 The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.	$250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

		N/A
Class R6

$1,000,000

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; bank trust departments; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.

There is no initial investment minimum for employer sponsored retirement plans and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000.

		N/A

Calvert Floating-Rate Advantage Fund

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Prospectus dated October __, 2017

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class I and R6 Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Floating-Rate Advantage Fund

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Prospectus dated October __, 2017

More Information on Investment Objective, Investment Strategies and Risks

Investment Objective. The Fund’s investment objective is set forth in the Fund Summary.  The investment objective may be changed by the Fund’s Board of Trustees without shareholder approval. Shareholders will receive 60 days’ advance written notice of any material change to the Fund’s investment objective.

Fund Investment Strategies and Risks.  The Fund’s principal investment strategies and risks are set forth in the Fund Summary.  Set forth below is additional information about such policies and risks as well as other types of investments and practices that the Fund may engage in from time to time to the extent that such investments and practices are permitted as described in the prospectus and/or the Statement of Additional Information.

Senior Loans.  Senior Loans hold a senior position in the capital structure of a business entity (referred to as the “borrower” or “issuer”), are typically secured with specific collateral and have a claim on the assets of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower.  Senior Loans typically have rates of interest that are re-determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.  Senior Loans held by the Fund typically have a dollar weighted average period until the next interest rate adjustment of approximately 90 days or less.  There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.  The specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Loan’s value.  Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the borrower, or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the borrower.  Any such actions by a court could negatively affect the Fund’s performance.

Although the overall size and number of participants in the market for Senior Loans has grown over the past decade, Senior Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market.  Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold.  These restrictions may impede the Fund’s ability to buy or sell Senior Loans, may negatively impact the transaction price and/or may result in delayed settlement of Senior Loan transactions.  In light of the foregoing, the Fund may hold cash, sell investments or temporarily borrow to meet its cash needs, including satisfying redemption requests.

The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material nonpublic information about the issuers of Senior Loans that also issue publicly traded securities. Therefore, the Adviser may have less information than other investors about certain of the Senior Loans in which it seeks to invest.  In evaluating the creditworthiness of borrowers, the Adviser will consider and may rely on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Most Senior Loans held by the Fund have been assigned ratings below investment grade by independent rating agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the Adviser believes that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations.

Junior Loans.  Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Delayed Settlement. Although the overall size and number of participants in the market for Senior Loans has grown over the past decade, Senior Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market.  Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold.  These restrictions may (i) impede the Fund’s ability to buy or sell Senior Loans, (ii) negatively impact the transaction price, (iii) impact the counterparty credit risk borne by the Fund, (iv) impede the Fund’s ability to timely vote or otherwise act with respect to Senior Loans and (v) expose the Fund to adverse tax or regulatory consequences.  It may take longer than seven days for transactions in loans to settle, which may impact a Fund’s process for meeting redemptions. This is partly due to the nature of Senior Loans and the contractual restrictions noted above, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent.  The Fund may hold cash, sell securities or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.  See “Borrowing.” below.

Calvert Floating-Rate Advantage Fund

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Prospectus dated October __, 2017

Borrowing.  The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  Any borrowings by the Fund are subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).  Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s).  The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so.  The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit facility are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.  The Fund may borrow for temporary purposes and may also borrow to acquire additional investments.  The Fund will be authorized to borrow to acquire additional investments when it believes that the interest payments and other costs with respect to such borrowings will be exceeded by the anticipated total return on such investments. The Fund will enter into a [credit agreement (the “Agreement”) with a bank to borrow up to a limit of $xx million pursuant to a 364-day revolving line of credit.  The Fund is required to maintain certain net asset levels during the term of the Agreement.   Borrowings under the Agreement are secured by the assets of the Fund.  Interest is charged at a rate above LIBOR and is payable monthly. Under the terms of the Agreement, the Fund pays a commitment fee of x.xx% on the borrowing limit. The fund will also  pay an upfront fee of $xxxxx. The Fund is required to maintain certain net asset levels during the term of the Agreement.]  Successful use of a borrowing strategy depends on the Adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s credit arrangement, the lender may not be willing to extend further credit to the Fund, may reduce amounts available under the facility or may only be willing to lend at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed under the credit facility. The Fund also may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).

Credit Quality.  Rating agencies are private services that provide ratings of the credit quality of certain loans and other income instruments.  In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating.  The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.

Foreign Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention, or the failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Calvert Floating-Rate Advantage Fund

9

Prospectus dated October __, 2017

Income Instruments.  Income instruments include all types of fixed and floating-rate bonds and notes, such as convertible securities and other hybrid securities (other than preferred stock); corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Income instruments are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations.  Income instruments include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Derivatives are financial instruments the value of which is derived from an underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years.  In particular, the Dodd-Frank Act and related regulations require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on counterparties, and impose other regulatory requirements that will continue to change derivative markets as regulations are implemented.  Additional regulation of the derivatives markets may make the use of derivatives more costly, may limit the availability or reduce the liquidity of derivatives, and may impose limits or restrictions on the counterparties with which the Fund engages in derivative transactions. The effects of future regulation cannot be predicted and may impair the effectiveness of the Fund’s derivative transactions and its ability to achieve its investment objective(s).

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged.  A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Calvert Floating-Rate Advantage Fund

10

Prospectus dated October __, 2017

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options, such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts.  Futures contracts on securities obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the financial instrument called for in the contract at a specified future date at a specified price.  An index futures contract obligates the purchaser to take, and a seller to deliver an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.  It is the practice of holders of futures contracts to close out their positions on or before the expiration date by use of offsetting contract positions, and physical delivery of financial instruments or delivery of cash, as applicable, is thereby avoided.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk, which is the risk that a party to a contract will not perform or will be unable to perform in accordance with the terms of the contract.

Interest Rate Swaps.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps.  Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument).  The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations.  The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Total Return Swaps.  In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.  These transactions involve risks, including counterparty risk.

Calvert Floating-Rate Advantage Fund

11

Prospectus dated October __, 2017

Convertible Securities.  A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities. The value of a convertible security tends to be influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other issuer and market factors also may have an effect on the convertible security’s value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Preferred Stock.  Preferred stock is a class of equity security that pays a specified dividend that typically must be paid before any dividends can be paid to common stockholders and takes precedence over common stock in the event of the issuer’s liquidation.  Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate.  Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.  Preferred stocks are subject to issuer-specific and market risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities.

Hybrid Securities.  Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities.  Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance.  Hybrid securities generally do not have voting rights or have limited voting rights.  Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(a)(2) and Rule 144A securities may be treated as liquid securities if the Adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Equity Securities.  Equity securities include: common stocks; preferred stocks, including convertible and contingent convertible preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; depositary receipts, rights and warrants in underlying equity interests; and other securities that are treated as equity for U.S. federal income tax purposes.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Forward Commitments.  Fixed-income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

U.S. Government Securities.  U.S. Government securities include U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. Government agencies or instrumentalities (“agency obligations”). Agency obligations may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Converting to Master-Feeder Structure. The Fund may invest all of its investable assets in an open-end management investment company (“master fund”) with substantially the same investment objective, policies and restrictions as the Fund. Any such master fund would be advised by the Fund’s Adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a master fund at any time without shareholder approval.

Calvert Floating-Rate Advantage Fund

12

Prospectus dated October __, 2017

General.  The Fund's 80% Policy will not be changed unless shareholders are given at least 60 days’ advance written notice of the change.  Unless otherwise stated, the Fund's investment objective and certain other policies may be changed without shareholder approval. Shareholders of the Fund will receive 60 days' advance written notice of any material change in the investment objective. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s), principal investment strategies and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s annual operating expenses are expressed as a percentage of the Fund’s average daily net assets and may change as Fund assets increase and decrease over time.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective.  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators.  Changes to applicable rules and regulations could have an adverse effect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.  With the increased use of technologies by Fund service providers, such as the Internet, to conduct business, the Fund is susceptible to operational, information security and related risks.

Portfolio Holdings

The Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the United States Securities and Exchange Commission (“SEC”) no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov. Fund portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.

About Responsible Investing

Fund investments are evaluated under The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to this Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of the Fund may be changed by the Board of Trustees without shareholder approval.

The Fund may invest in a security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, the Fund may invest in cash and cash equivalents. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund.

Fund investments are evaluated under The Calvert Principles for Responsible Investment (a copy of which is included as an appendix to this Prospectus), which provide a framework for considering ESG factors that may affect investment performance.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and investor advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to, direct dialogue with company management. CRM may initiate dialogue through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern. Because the Fund will invest in loans and debt securities, it will not generally have standing to engage companies by voting proxies, filing shareholder resolutions and other forms of engagement typically available to equity holders. When other Calvert funds hold equity interests in companies whose loan and debt securities are held by the Fund, CRM may take actions on behalf of those funds including, but not limited to, voting proxies, filing shareholder resolutions and/or actions to complement CRM’s engagement efforts on behalf of the Fund.

Calvert Floating-Rate Advantage Fund

13

Prospectus dated October __, 2017

High Social Impact Investments Program

As part of its interest in fostering innovative ESG initiatives, the Fund may invest up to 1% of their net assets in the High Social Impact Investments program. High Social Impact Investments are investments that, in the Adviser’s opinion, offer the opportunity for significant sustainability and social impact. The program includes (i) debt obligations that offer a below-market interest rate and (ii) equity investments that may not generate a market rate of return. High Social Impact debt obligations are unrated and of below-investment grade quality, and involve a greater risk of default and price decline than investment grade investments. High Social Impact Investments are illiquid and a Fund may be unable to dispose of them at the price at current carrying values.

The Fund’s High Social Impact Investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus. High Social Impact Investments by a Fund may be direct investments in an issuer or investments in an intermediate entity that then makes High Social Impact Investments, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Calvert funds have invested in Community Investment Notes (“Notes”) issued by the Calvert Social Investment Foundation (the “Foundation”). The Foundation is a non-profit charitable and educational foundation that connects investors with organizations around the globe working to develop affordable housing, create jobs, protect the environment and achieve other social good. The Foundation issues Notes to individual and institutional investors and invests the proceeds in not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low-income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society. The Foundation issues Notes with interest rates that range from 0%-4% and terms ranging from one to 15 years, and in turn makes loans at below-market rates. The Foundation has licensed use of the Calvert name from the Adviser and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates. The Fund intends to request an exemptive order from the SEC to permit investment in Notes.

Management of Fund Investments

About Calvert Research and Management

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts and is registered as an investment adviser with the SEC.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its affiliates (including CRM) currently manage over $385 billion on behalf of mutual funds, institutional clients and individuals.  CRM’s address is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110. The Fund’s annual shareholder report covering the fiscal period ended September 30 will provide information regarding the basis for the Trustees’ approval of the Fund’s investment advisory agreement.

CRM manages the investments of the Fund and also serves as administrator to the Fund, providing administrative services and related office facilities.  The fees payable by the Fund for administrative services are described below.

Portfolio Managers

Scott H. Page and Craig P. Russ, Vice Presidents of CRM, are co-portfolio managers of the Fund.  Mr. Page and Mr. Russ are Vice Presidents of CRM and have been employed by the Eaton Vance organization for more than five years.  Mr. Page and Mr. Russ also manage other funds and portfolios.

The SAI for the Fund provides additional information about the portfolio managers’ management of other accounts, compensation and ownership of securities in the Fund.

Advisory Fees

Under its investment advisory agreement with the Fund, CRM receives a monthly advisory fee equal to the following of average daily gross assets of the Fund. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. The fee is applied on the basis of the following categories:

Average Daily Gross Assets for the Month	Annual Fee Rate
Up to and including $1 billion	0.4800%
In excess of $1 billion	0.4300%

Administrative Fees

The annual administrative fees (as a percentage of net assets) paid by each share class of the Fund is 0.12% of average daily net assets.

Calvert Floating-Rate Advantage Fund

14

Prospectus dated October __, 2017

Shareholder Information

Eaton Vance Distributors, Inc. is the principal underwriter of the Fund (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. For more information on buying and selling shares, please contact your financial professional or Calvert funds at 800-368-2745.

How to Buy Shares

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  All variations described in Appendix B are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix B should read the terms and conditions of Appendix B carefully. See also “Other Calvert Fund Features Features/Policies – “Street Name Accounts.”  For the variations applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix B – Financial Intermediary Sales Charge Variations.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix B.

Getting Started – Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, and several other types of accounts may be opened in a Calvert fund.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•

the amount you wish to invest;

•

the length of time you plan to keep the investment;

•

the Class expenses; and

•

whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class you should choose.

Choosing a Share Class

The Fund offers different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and privileges, and will likely have different share prices due to differences in class expenses.  The following chart shows some of the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts are not employer sponsored retirement plans for purposes of this definition.

Class A Shares: Front-End Sales Charge
Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 3.75% or less depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply for one year to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 0.25% on the average daily net assets of Class A shares annually.

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Class C Shares: Deferred Sales Charge for One Year
Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 1.00% on the average daily net assets of Class C shares annually.

Class I Shares: No Sales Charge
Investor Type

Class I shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.
Class R6 Shares: No Sales Charge
Investor Type

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; bank trust departments; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. Class R6 shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for employer sponsored retirement plans and investment companies sponsored by the Eaton Vance organization.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class R6 shares have no 12b-1 fee

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Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in the Fund, or if the value in your account is more than $50,000 but less than $100,000*, then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Amount of Purchase in A Shares	Sales Charge % of Offering Price	% of Net Amt. Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

*

This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert funds that impose sales charges.

**

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

Class C

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Class I

Class I shares are offered without any initial sales load or CDSC.

Class I shares require a minimum account balance of $1,000,000. The minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Class R6

Class R6 shares are offered without any initial sales load or CDSC.

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; bank trust departments; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares. Class R6 shares are not subject to distribution fees, service fees or sub-accounting/recordkeeping or similar fees paid to financial intermediaries.

There is no initial investment minimum for employer sponsored retirement plans and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time.

Reduced Sales Charges for Class A Shares

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Information regarding sales load breakpoints/discounts is also available on the Calvert fund website at www.calvert.com.

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Rights of Accumulation Can be Applied to Several Accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Other Circumstances

There is no sales charge on Class A shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

•

directors, officers, and employees of any Sub-adviser for the Calvert funds, employees of broker/dealers distributing the Fund’s shares and family members of the Sub-adviser, or broker/dealer;

•

purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

•

trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

•

clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•

purchases through a broker/dealer maintaining an omnibus account with the Fund, provided the purchases are made by: (a) registered investment advisers (does not apply to clients in traditional, commission-based brokerage arrangements); or (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements);

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•

the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert funds IRA with Calvert funds or their agent as the custodian that is funded by the sale immediately prior to the rollover/ transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement; and

•

shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Dividends and Capital Gain Distributions from Other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert fund automatically invested in another Calvert fund account with no additional sales charge.

Purchases Made at Net Asset Value (“NAV”)

If you purchase shares at NAV, you may exchange such shares for shares of another Calvert fund without incurring a sales charge.

Reinstatement Privilege (Class A)

Subject to the Fund’s market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

The Fund has adopted a distribution plan for Class A and Class C shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C shares) service fees for (i) the distribution services and facilities furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the Fund’s SAI for further discussion of these services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/ Dealers and Other Financial Intermediaries” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the distribution fees paid with respect to each Class, which are based on average daily net assets.

Class	Annual Fee
Class A	0.25%
Class C	1.00%*
* The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.

Arrangements with Broker/Dealers and Other Financial Intermediaries

The Fund’s principal underwriter generally pays a sales commission to broker/dealers on sales of Class A and Class C shares (as a percentage of the amount sold and which, in the case of Class A, is a portion of the front-end sales charge). The principal underwriter also generally pays intermediaries an annual distribution and/or service fee on Class A and Class C shares sold by the intermediaries (based on the average daily net assets of outstanding shares sold by the intermediary) for personal services and maintenance of shareholder accounts performed by such intermediaries.  The maximum sales commissions and annual distribution and/or service fees are shown below.

Class	Maximum Commission/Distribution and/or Service Fees
Class A	3.00% / 0.25%
Class C*	1.00% / 1.00%*
* The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee. These fees are paid to broker/dealers beginning in the 13th month after the purchase of Class C shares.

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Additional Payments to Financial Intermediaries

CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to the Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer.  EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer's relationship with EVD or their affiliates. EVD or their affiliates determine the amount of these payments in its sole discretion. These payments may create an incentive for a broker/dealer or its representatives to recommend or offer shares of the Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because EVD or their affiliates receive greater management and other fees as Fund assets increase.  These additional payments are made by CRM and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD will pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more as follows: the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. When Class A shares were purchased subject to a finder’s fee and some or all of the purchase is exchanged into another Calvert fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a CDSC of up to 0.80% if redeemed within one year of purchase. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Payments for Sub-transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide sub-transfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment.  Financial intermediaries include broker/dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert fund reports, prospectuses and other communications to shareholders as required.  The amount paid by the Fund for such services varies depending on the share class and services provided, provided no such compensation is paid with respect to Class R6 shares.

Eaton Vance provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives $8 per Fund account held directly on the books of the transfer agent.

How to Open an Account

In addition to all 50 states and the District of Columbia, the Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland. The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.

Please see the Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments.

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Class A and Class C Shares

[The Fund no longer accepts new applications for direct purchases of Class C shares. Any application received by the Fund’s transfer agent for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.]

Complete and sign an application for each new account (the application is available by calling 800-368-2745).  When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert funds’ client services department at 800-368-2745.

Please see the Fund Summary above with respect to the minimum initial investment amount to open an account and the minimum amount for additional investments. The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Class I Shares

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. For more information and wire instructions, call Calvert at 800-368-2745.

The minimum initial investment amount for Class I is $1,000,000.  The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•

the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•

the investor has agreed to make additional Class I investments within a reasonable amount of time;

•

discretionary wrap programs; and

•

certain omnibus accounts, such as those purchasing for a fund of funds.

Registered investment advisers who invest in Class I through certain broker-dealers through an omnibus account may aggregate client orders to meet the $1,000,000 initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party.

The Fund may also waive the initial Class I investment minimum for current or former Directors, Trustees, Officers or employees and their family members of the Calvert funds or CRM; or any firm that serves as sub-adviser to any Calvert fund at the time Fund shares are purchased.  A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.  For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50.  Additional requirements may apply.

Class R6 Shares

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; bank trust departments; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.

There is no initial investment minimum for employer sponsored retirement plans and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time. Please call 1-800-368-2745 Monday through Thursday, 8:30 a.m. to 5:30 p.m. (eastern time) and Friday, 8:30 a.m. to 5:00 p.m. (eastern time) for further information.

Class R6 shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Calvert Funds at 1-800-368-2745 to be assigned an account number. You may request an account application by calling 1-800-368-2745 Monday through Thursday, 8:30 a.m. to 5:30 p.m. (eastern time) and Friday, 8:30 a.m. to 5:00 p.m. (eastern time). Calvert Funds must be advised by telephone of each additional investment by wire.

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Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, the Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Subsequent Investments (Class A and Class C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

How Shares are Priced

The Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time).  If trading on the Exchange is halted for the day before the scheduled close of regular trading, a Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Board of Trustees/Directors has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. Pursuant to the procedures, independent pricing services are used to value most loans and other debt obligations at their market value. In determining market value, the pricing service for loans considers information obtained from broker dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the Adviser may use the fair value of a security or loan if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign loans and securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent.  Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

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Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•

The Fund name and account number.

•

The amount of the transaction (in dollars or shares).

•

Signatures of all owners exactly as registered on the account (for mail requests).

•

Signature guarantees (if required).  For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•

Any supporting legal documentation that may be required.

•

Any outstanding certificates representing shares to be redeemed.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

The Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

How to Sell Shares

You can redeem shares in any of the following ways:

By Mail

Send your request to the transfer agent (see back cover for address). The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a Medallion signature guarantee may be required.  Circumstances that may require a Medallion signature guarantee include, but are not limited to, requests to distribute redemption proceeds to a party other than the registered account owner(s); requests to mail redemption proceeds to an address other than the address of record; requests to distribute proceeds to a bank account not on file; or transaction requests from an account beneficiary when an account owner is deceased.  You can obtain a Medallion signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.).  Only Medallion signature guarantees issued in accordance with STAMP, Inc. will be accepted.  You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone

Certain shareholders can redeem by calling 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) or Friday, 9:00 a.m. to 5:00 p.m. (eastern time). Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

By Internet

Certain shareholders can redeem by logging on to the Calvert fund website at www.calvert.com. Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

For Additional Information	Please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) or Friday, 9:00 a.m. to 5:00 p.m. (eastern time).
Through a Financial Intermediary	Your financial intermediary is responsible for transmitting the order promptly. A financial intermediary may charge a fee for this service.

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A redemption may be requested by sending a Medallion signature guaranteed letter of instruction to the transfer agent (see back cover for address) or, for telephone redemptions as described above, by calling 1-800-368-2745. Certain redemption requests, including those involving shares held by certain corporations, trusts or certain other entities and shares that are subject to certain fiduciary arrangements, may require additional documentation and may be redeemed only by mail. The Fund transfer agent or your financial intermediary must receive your redemption in proper form (meaning that it is complete and contains all necessary information) no later than the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) for your redemption to be effected at that day’s net asset value.  Redemption proceeds are reduced by the amount of any applicable CDSC and any federal income and state tax required to be withheld.

Redemption proceeds typically are paid to the redeeming shareholder in cash up to three business days after the redemption, but payment could take up to seven days, as permitted by the Investment Company Act of 1940, as amended, for the reasons discussed below.  The actual number of days following receipt of a redemption request in which the Fund typically expects to pay redemption proceeds generally will depend on how you hold your shares with the Fund.

If your shares are held in a “street name” account with a financial intermediary (see “Shareholder Account Features – ‘Street Name’ Accounts”), your intermediary will elect through National Securities Clearing Corporation (NSCC) to settle redemptions either one business day or three business days after the redemption date and redemption proceeds normally will be wired to your financial intermediary on the settlement date pursuant to that election.

If your shares are held directly with the Fund transfer agent, redemptions normally will be settled in three business days after the redemption date and redemption proceeds will be sent by regular mail on the settlement date.  However, if you have given proper written authorization in advance, you may request that redemption proceeds be wired on the settlement date directly to your bank account in any bank in the United States.  While not currently charged by the Fund, you may be required to pay a wire transfer fee by your bank. If you request expedited mail delivery of your redemption proceeds and the Fund is able to accommodate your request, charges may apply. If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check or ACH funds transfer has not cleared, redemption proceeds may be delayed up to 10 days from the purchase date.  Effective September 5, 2017, broker-dealers will be required to settle transactions in two business days and, thereafter, references above to redemptions paid within three business days will be changed to two business days.

The Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio securities and/or (iii) borrowing from a bank under a line of credit.  In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert to the securities to cash.  Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances.  Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuation until sold. There can be no assurance that the Fund will manage liquidity successfully in all market environments. As a result, the Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors.

The Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

Systematic Check Redemptions (Class A and Class C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Other Calvert Fund Features/Policies

Website (For 24-hour performance and account information, visit www.calvert.com)

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

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Account Services (Class A and Class C Shares)

By signing up for services when completing an application to open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Fund requires a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and Class C Shares)

You may purchase or sell shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. Eastern Time. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, Class C, Class I and Class R6 Shares)

You may purchase, redeem or exchange Class A, Class C and Class I shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions. For our mutual protection, the Fund, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Each class of Fund shares may be exchanged for shares of the same class of another Calvert fund at net asset value, subject to any requirements in the acquired fund’s prospectus and the exceptions and limitations noted below.  You may give exchange instructions by telephone if telephone redemptions have been authorized for your account and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert fund; except that Class A or Class C shares of the Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC. Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event. See also Appendix B to this Prospectus.

An exchange must satisfy the minimum investment amount for that Calvert fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Restrictions on Excessive Trading and Market Timing

The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain Senior Loans or other obligations not priced by a pricing service) is susceptible to the risk that the current market price for such securities may not accurately reflect

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current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The Adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, the Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of the Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts;

•

transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or

•

transactions in shares of Calvert Ultra-Short Income Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund’s and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with the Fund’s principal underwriter that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert funds at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each

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combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

“Street Name” Accounts

If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.  If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

Minimum Account Balance

Class A and Class C.  Please maintain a balance in your Fund accounts of at least $2,000 per class for regular accounts/$1,000 per class for IRA accounts. If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class).

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Class I and Class R6.  Please maintain a balance in each of your Fund accounts of at least $100,000 per Fund.

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

Dividends, Capital Gains, and Taxes

The Fund expect to declare any distributions daily and ordinarily pays distributions monthly. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

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Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may also realize a capital gain or loss when you sell or exchange shares. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts and shares acquired before January 1, 2012. The Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage of exempt interest dividends derived from your state in the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the IRS. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert funds reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

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Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•

Reduce the negative impact of operations and practices on the environment

•

Manage water scarcity and ensure efficient and equitable access to clean sources

•

Mitigate impact on all types of natural capital

•

Diminish climate-related risks and reduce carbon emissions

•

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•

Promote diversity and gender equity across workplaces, marketplaces and communities

•

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•

Demonstrate poor governance or engage in harmful or unethical practices.

•

Manufacture tobacco products.

•

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

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•

Manufacture or have significant and direct involvement in the sale of firearms and/or ammunition.

•

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

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Appendix B

Financial Intermediary Sales Charge Variations

As noted under “How to Buy Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•

Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

•

Shares sold on the death or disability of the shareholder

•

Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”

•

Shares sold to return excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

•

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

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Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

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To Open an Account:

800-368-2745

Performance and Prices:

www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2745

Regular Mail:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Registered, Certified or

Overnight Mail:

Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Calvert Floating-Rate Advantage Fund

33

Prospectus dated October __, 2017

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for the Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544
Telephone: 1-800-368-2745

The Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on the Calvert funds’ website at the following Internet address:

www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-1520.

Investment Company Act file:

No: 811-03101 Calvert Management Series

_____ 10.XX.17

Printed on recycled paper using soy or vegetable inks

Calvert Floating-Rate Advantage Fund

34

Prospectus dated October __, 2017

SUBJECT TO COMPLETION

October __, 2017

STATEMENT OF
ADDITIONAL INFORMATION
October __, 2017

Calvert Floating-Rate Advantage Fund

Class A Shares - _____  Class C Shares - _____  Class I Shares - _____ Class R6 Shares - _____

4550 Montgomery Avenue
Bethesda, Maryland 20814
1-800-368-2745

This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the Fund’s Prospectus dated October __, 2017.  The Fund’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund at 800-368-2745, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Strategies and Risks	3
Investment Restrictions	5
Dividends, Distributions, and Taxes	7
Net Asset Value	7
Calculation of Performance	8
Purchase and Redemption of Shares	9
Trustees and Officers	9
Investment Adviser	14
Portfolio Manager Disclosure	15
Administrative Services	16
Method of Distribution	16
Transfer and Shareholder Servicing Agents	17
Portfolio Transactions	18
Portfolio Holdings Disclosure	20
Personal Securities Transactions	21
Proxy Voting Disclosure	21
Process for Delivering Shareholder Communications to the Board of Trustees	21
Independent Registered Public Accounting Firm and Custodian	22
General Information	22
Control Persons and Principal Holders of Securities	22
Financial Statements	22
Additional Information About Investment Strategies	22
Appendix A – Summary of Adviser Proxy Voting Policy and Procedures	57
Appendix B – Fund Global Proxy Voting Guidelines	58
Appendix C – Credit Rating Descriptions	75

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Board” means Board of Trustees or Board of Directors, as applicable;

“CEA” means Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Exchange” means the New York Stock Exchange;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Calvert Management Series, of which the Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment strategy, the Fund generally expects to invest less than 5% of its total assets in such investment type.  If a particular investment type or practice that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the prospectus may be amended to disclose that investment type or practice. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies.”

Investment Type	Permitted for or Relevant to the Fund
Asset-Backed Securities (“ABS”)	√
Auction Rate Securities
Build America Bonds
Call and Put Features on Securities
Cash Equivalents	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	√
Contingent Convertible Securities
Convertible Securities	√
Credit Linked Securities
Derivative Instruments and Related Risks	√
Derivative-Linked and Commodity-Linked Hybrid Instruments
Direct Investments
Emerging Market Investments
Equity Investments	√
Equity-Linked Securities
Event-Linked Securities

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Investment Type	Permitted for or Relevant to the Fund
Exchange-Traded Funds (“ETFs”)	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√
Foreign Currency Transactions	√
Foreign Investments	√
Forward Foreign Currency Exchange Contracts	√
Forward Rate Agreements
Futures Contracts	√
High Yield Securities	√
Hybrid Securities	√
Illiquid Securities	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds	√
Junior Loans	√
Liquidity or Protective Put Agreements
Loans	√
Master Limited Partnerships (“MLPs”)
Mortgage-Backed Securities (“MBS”)	√
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√
Pooled Investment Vehicles	√
Preferred Stock	√
Real Estate Investments
Repurchase Agreements	√
Residual Interest Bonds
Restricted Securities	√
Reverse Repurchase Agreements
Rights and Warrants	√
Royalty Bonds
Senior Loans	√
Short Sales
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes	√
Swap Agreements	√
Swaptions	√
Trust Certificates
U.S. Government Securities	√

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Investment Type	Permitted for or Relevant to the Fund
Unlisted Securities
Variable Rate Instruments
When-Issued Securities, Delayed Delivery and Forward Commitments	√
Zero Coupon Bonds, Deep Discount Bonds and Payment In-Kind (“PIK”) Securities	√

Other Disclosure Regarding Investment Practices	Permitted for or Relevant to the Fund
Asset Coverage	√
Average Effective Maturity
Borrowing for Investment Purposes	√
Borrowing for Temporary Purposes	√
Cyber Security Risk	√
Diversified Status	√
Dividend Capture Trading
Duration
Investing in a Portfolio
Investments in the Subsidiary
Loan Facility	√
Operational Risk	√
Option Strategy
Participation in the ReFlow Liquidity Program*	√
Portfolio Turnover	√
Securities Lending	√
Short-Term Trading
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)

Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)

Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)

Concentrate its investments in any particular industry or group of industries, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, the Fund may:

(8)

Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

The Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

Notwithstanding its investment policies and restrictions, the Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its investable assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by CRM or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Fund.

In addition, to the extent a registered open-end investment company acquires securities of a portfolio in reliance on Section 12(d)(1)(G) under the 1940 Act, such portfolio shall not acquire any securities of a registered open-end investment company in reliance on Section 12(d)(1)(G) or 12(d)(1)(F) under the 1940 Act.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The following nonfundamental investment policies have been adopted by the Fund.  A nonfundamental investment policy may be changed by the Board with respect to the Fund without approval by the Fund’s shareholders.  The Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(a)(2) of said Act that the members of the Board, or their delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset.  However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

[The Fund intends to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.  Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction, if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund’s identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Many states do not tax the portion of the Fund’s dividends that is derived from interest on U.S. government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from a Fund in their respective jurisdictions.]  TO BE COMPLETED BY AMENDMENT

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

NET ASSET VALUE

The net asset value (NAV) of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser, or sub-adviser, if applicable.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

CALCULATION OF PERFORMANCE

Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.

The Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

The Fund does not issue share certificates. Shares are electronically recorded. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates to the Fund’s transfer agent with your written redemption or exchange request. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.

The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

As disclosed in the Prospectus, the Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio securities and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, the Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert to the securities to cash.  Unless requested by a shareholder, the Fund expects to limit use of redemption in-kind to stressed market conditions.  Any redemption in-kind would be made in accordance with policies adopted by the Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser.

The Fund will enter into a credit agreement and may borrow amounts available thereunder to acquire additional investments and for temporary purposes, such as meeting redemptions.  The Fund may also rely on exemptive relief to participate in an interfund lending program with other Calvert funds.  Such program is not operational as of the date of the SAI.

While normally payments will be made in cash for redeemed shares, the Fund, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of securities. Unless requested by a shareholder, the Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances.  Securities distributed in a redemption in-kind would be valued pursuant to the Fund’s valuation procedures and selected by the investment adviser.  If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuation until sold.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the Fund’s activities and reviews contracts with companies that provide services to the Fund. Business information about the Trustees and Officers as well as information regarding the experience, qualifications, attributes and skills of the Trustees is provided below. Board members and officers of the Trust and the Fund hold indefinite terms of office. Independent Trustees refers to those Trustees who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
Independent Trustees
RICHARD L. BAIRD, JR. 1948	Trustee	1980	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	37	None
ALICE GRESHAM BULLOCK 1950	Chair and Trustee	2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	37	None
CARI M. DOMINGUEZ 1949	Trustee	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	37	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR. 1948	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	37	Ariel Funds (3) (asset management) (through 12/31/11) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES D. HARPER, III 1962	Trustee	2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram)(November 1999-September 2014).	37	Bridgeway Funds (14) (asset management)

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
JOY V. JONES 1950	Trustee	2016	Attorney.	37	Conduit Street Restaurants SUD 2 Limited (restaurant) (dissolved 9/16) Palm Management Restaurant Corporation
ANTHONY A. WILLIAMS 1951	Trustee	2010	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (now Dentons) (law firm) (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (now Gartner Inc.) (global research and Advisory company) (January 2010 to January 2012); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009).	37

Freddie Mac

Evoq Properties / Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Policy Center’s Debt Reduction Task Force

Chesapeake Bay Foundation

(independent conservation organization)

Catholic University of America

Urban Institute (research organization)

Interested Trustees
JOHN H. STREUR* 1960	Trustee & President	2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016); President and Chief Executive Officer of Calvert Investments, Inc. ( January 2015-December 2016); Chief Compliance Officer of Calvert Investment Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

				37

Portfolio 21 Investments, Inc. (asset management)(through October 2014)

Managers Investment Group LLC (asset management)(through January 2012)

The Managers Funds (asset management) (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Social Investment Foundation

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Principal Officers who are not Trustees

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
HOPE BROWN 1973	Chief Compliance Officer	2014

Chief Compliance Officer of 37 registered investment companies advised by CRM  (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

MAUREEN A. GEMMA 1960	Secretary and Vice President	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM since 2016.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

JAMES F. KIRCHNER 1967	Treasurer	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM since 2016.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

* Mr. Streur is an interested person of the Fund because of his positions with the Fund’s Adviser and certain affiliates.

The address of the Trustees and Ms. Brown is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. The address of Ms. Gemma and Mr. Kirchner is Two International Place, Boston, Massachusetts 02110. As of March 31, 2017, Trustees and Officers of the Fund as a group own less than 1% of the Fund’s outstanding shares.

Trustees’ Ownership of Fund Shares

The Trustees owned shares in the Fund and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2016.  None of the Trustees owned shares of the Fund as of December 31, 2016, since the Fund had not commenced operations:

Name of Trustee	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Calvert Family of Funds
Independent Trustees
Richard L. Baird, Jr.	Over $100,000
Alice Gresham Bullock(1)	None
Cari M. Dominguez(1)	$10,001 - $50,000
John G. Guffey, Jr.	Over $100,000
Miles D. Harper, III(1)	Over $100,000
Joy V. Jones(1)	Over $100,000
Anthony A. Williams	None
Interested Trustee
John H. Streur	Over $100,000
(1) Mmes. Bullock, Dominguez, Jones and M. Harper began serving as Trustees of the Trust effective December 23, 2016.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Trustee Compensation Table

The following table shows (i) the aggregate compensation, including pension and retirement benefits, paid to each Trustee by the Fund for its most recent fiscal year ended September 30, 2018; and (ii) the total compensation received by each Trustee from the Calvert fund complex for calendar year 2016. (A Board member who is a member of the Adviser’s organization receives no compensation from the Trust.)

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari M. Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Trust(2)
Trust and Fund Complex(1)	$157,051	$95,000(4)	$85,000	$138,529	$77,968	$78,471(5)	$85,000(6)

(1)

As of __, 2017, the Calvert fund complex consists of 37 registered investment companies.  Mmes. Bullock and Dominguez and Mr. Williams began serving as Trustees of the Trust effective December 23, 2016, and thus the compensation figures listed for the Trust and Trust and Fund Complex are estimated based on amounts each would have received if they had been Trustees for the calendar year ended December 31, 2016.

(2)

The Trust consisted of 2 Funds as of _________, 2016.

(3)

Includes $320 of deferred compensation.

(4)

Includes $9,500 of deferred compensation.

(5)

Includes $57,525 of deferred compensation.

(6)

Includes $8,500 of deferred compensation.

Board Structure

The Board has appointed a noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member.

The Fund’s Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Fund’s Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  The Fund’s Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Fund.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:  Mr. Baird, experience as a chief executive officer of a non-profit corporation; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Dominguez, experience as Chair of the U.S. Equal Employment Opportunity Commission and experience as a board member of various organizations; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Williams, experience as the mayor of the District of Columbia and as a board member of various organizations; and Mr. Streur, leadership roles within the Adviser and experience building and managing investment management firms. References to the experience, qualifications, attributes and/or skills of the Trustees are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on the Board by reason thereof.

The Fund’s Audit Committee approves and recommends to their respective Boards the approval of independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committees meet with the Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.  Mr. Harper has been designated as the Audit Committee Financial Expert. In connection with the consolidation of the Fund’s Board of Trustees with the boards of trustees of other Calvert Funds  on December 28, 2016, the Fund’s Audit Committee was restructured, including, the addition of new members and a new audit committee financial expert (“New Audit Committee”).  The New Audit Committee did not meet during the last fiscal year.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The Governance Committee of the Fund addresses matters of fund governance, including policies on Trustee compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Trustees of the Boards, as applicable.  When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders.  The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise.  In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search.  The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties.  The following individuals serve as members of the Consolidated Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.  In connection with the consolidation of the Fund’s Board of Trustees with the boards of trustees of other Calvert Funds  on December 28, 2016, the Fund’s Governance Committee was restructured, including, the addition of new members (“New Governance Committee”).  The New Governance Committee did not meet during the last fiscal year.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Fund, the Adviser, and other service providers to the Fund have implemented various processes, procedures and controls intended to to identify and address risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Adviser and the Fund, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives regular reports from the Adviser on the investments and securities trading of the Fund, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

INVESTMENT ADVISER

The Fund’s Investment Adviser is Calvert Research and Management (“CRM” or the “Adviser”), a subsidiary of Eaton Vance Management (“Eaton Vance”) which is a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.

Under the Investment Advisory Agreement with respect to the Fund, the Adviser provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees. The Adviser provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Adviser or its affiliates.  The Fund pays all expenses other than those expressly assumed by CRM, including, among other things, fees paid to the investment adviser pursuant to the investment advisory agreement; legal and audit expenses; fees and expenses related to the registration and qualification of the Fund and distribution of its shares under federal and state securities laws; compensation of the administrator; fees, expenses, and disbursements of transfer agents, registrars, custodians, dividend disbursing agents, and shareholder servicing agents for all services to the Fund; compensation and expenses of the Trustees, who are not members of CRM’s organization; brokerage commissions and other expenses associated with the purchase, holding, and sale of portfolio securities; taxes and interest; all payments to be made and expenses to be assumed by the Fund in connection with the distribution of Fund shares; expenses of preparing, typesetting, printing, and distributing prospectuses of the Trust; insurance expenses; and such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust/Corporation to indemnify its Trustees/Directors and officers with respect thereto.  For a description of the compensation that the Fund pays the investment adviser, see the Prospectus.

PORTFOLIO MANAGER DISCLOSURE

Additional information about the Fund’s Portfolio Managers, identified in the Prospectus, is provided below.

A.  Other Accounts Managed by Portfolio Managers of the Fund

The following Portfolio Managers of the Fund are primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information is as of __________, 2017 and includes accounts managed by any group which includes the identified Portfolio Manager and assets are shown in millions of dollars.

Scott H. Page

Accounts Managed	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts
Total Assets in All Accounts Managed
Number of Accounts Paying a Performance Fee
Total Assets of Accounts Paying Performance Fee

Craig P. Russ

Accounts Managed	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts
Total Assets in All Accounts Managed
Number of Accounts Paying a Performance Fee
Total Assets of Accounts Paying Performance Fee

B.  Potential Conflicts of Interest in Managing the Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of the Fund investments by the Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Manager of the Fund” above.

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Adviser has adopted trade allocation procedures, which are designed to ensure fair allocation of investment opportunities among all accounts. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Adviser to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

C.  Compensation of Portfolio Managers of the Fund

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by the Portfolio Manager from the Fund, the Adviser of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by the Portfolio Manager of the Fund” above.

Compensation Structure for CRM.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk).  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the Adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark.  The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

D.  Securities Ownership of Portfolio Managers of the Fund

The portfolio managers did not beneficially own any equity securities of the Fund since the Fund had not commenced operations prior to the date of this SAI.  The portfolio managers also did not beneficially own any shares of any of the Calvert funds as of __, 2017.

ADMINISTRATIVE SERVICES

As indicated in the Prospectus, CRM serves as administrator of the Fund.  The Fund is authorized to pay CRM an annual fee for providing administrative services to the Fund as described in the Prospectus.  Under the Agreement, CRM has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

METHOD OF DISTRIBUTION

Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Fund. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC.

The Plan was approved by the Board, including the Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. In establishing the Plan, the Trustees considered various factors, including the anticipated amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders, including through economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plan may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including a majority of the independent Trustees as described above.  The Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Adviser, principal underwriter and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.  The Adviser, principal underwriter and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  The Adviser does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

Shares are offered at NAV plus a front-end sales charge as follows:

Amount of Investment	As a % of Offering Price	As a % of net Amount Invested	Allowed to Brokers as a % of Offering Price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%*	0.00%*	0.00%*

* Purchases of Fund shares at NAV for accounts with $1,000,000 or more on which CID has paid a finder’s fee are subject to a one-year contingent deferred sales charge of 0.80%.

EVD receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The Trustees and certain other affiliated persons of the Funds are exempt from sales charges since the distribution costs are minimal to persons already familiar with the Funds.  Specifically, there is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (family members include a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories); and

•

directors, officers, and employees of any sub-adviser for the Calvert funds and employees of any broker-dealer that distributes the Fund’s shares and the family members of each such person.

Other groups (e.g., group retirement plans) are exempt from the Class A sales charges due to economies of scale in distribution.  See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, MA  02169, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends. For these services, BFDS receives a fee based on the number of shareholder accounts and transactions.

Eaton Vance Management, Two International Place, Boston, MA  02110, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, EVM provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, EVM receives an annual fee equal to $8.00 per account based on the number of non-zero balance accounts at the end of each month.

PORTFOLIO TRANSACTIONS

[The Fund will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions.  In selecting financial institutions from which Senior Loans may be acquired, CRM, the Fund’s investment adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution.  While these financial institutions are generally not required to repurchase Senior Loans which they have sold, they may act as principal or on an agency basis in connection with their sale by the Fund.

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  The Fund is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund and is otherwise in compliance with applicable law.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Calvert funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions.  Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.  Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  Fixed-income transactions may also be transactions directly with the issuer of the obligations.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser as permitted by applicable law.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”) and to the extent permitted by other applicable law, a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e) and other applicable law. Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer, to the extent permitted by applicable law.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and, to the extent permitted by applicable law, may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings, when permitted under applicable law.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” Except for trades executed in jurisdictions where such consideration is not permissible, the investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  In jurisdictions where permissible, the investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) and other applicable law.

Fund trades may implicate laws of the United Kingdom, including rules of the UK Financial Conduct Authority, which govern client trading commissions and Research Services (“UK Law”). Broadly speaking, under UK Law the investment adviser may not accept any good or service when executing an order unless that good or service either is directly related to the execution of trades on behalf of its clients/customers or amounts to the provision of substantive research (as defined under UK Law). These requirements may also apply with respect to orders in connection with which the investment adviser receives goods and services under a CCA or other bundled brokerage arrangement.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.]

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Prospectus for information on disclosure made in filings with the SEC. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

•

Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser, or an affiliate of the investment adviser (including portfolio managers and, the portfolio manager of any account that invests in the fund), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to a Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Barclays, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra, Morningstar, and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), compliance service providers (Charles River Systems), pricing services (WM Company Reuters Information Services, FT Interactive Data Corp., JJ Kenny ,and  Bloomberg), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (State Street Bank), consultants and other product evaluators (Morgan Stanley Smith Barney LLC, HC Asset Management) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

•

Historical portfolio holdings information: From time to time, a Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

Neither the Fund, the investment adviser, any sub-adviser nor the principal underwriter will receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Fund’s CCO. The CCO determines when to grant waivers or exceptions to the Policies. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between Fund shareholders and its investment adviser, any sub-adviser, principal underwriter or other affiliated person.

Pursuant to the Policies, the CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board oversees the disclosure of the Fund’s security holdings through its review and consideration of the CCO’s report regarding waivers and exceptions to the Policies. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Adviser, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public.  The Code of Ethics permits the associated personnel of the Fund, its Adviser and principal underwriter to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

The Board adopted proxy voting guidelines (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the Adviser and adopted the proxy voting policies and procedures of the Adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review the Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For additional information, please see a summary of the Adviser’s Proxy Voting Policies and Procedures and the Fund Policy attached hereto as Appendix A and Appendix B, respectively. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.  A copy of the Adviser’s Proxy Voting Policy and Procedures is available without charge, upon request, by calling 1-800-368-2745.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund’s Secretary at the following address:

Calvert Fund
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

All communications should state the specific Calvert fund to which the communication relates.  After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Trustees.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund.  Shareholders of the Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund’s Policy for the Consideration of Trustee Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund’s Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

_________________________________ serves as the independent registered public accounting firm for the Fund.  State Street Bank & Trust Company, N.A., State Street Financial Center, One Lincoln Street, Boston, MA  02111, serves as custodian of the Fund’s investments. The custodian has no part in deciding the Fund’s investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

Calvert Management Series (formerly Calvert Tax-Free Reserves) is an open-end management investment company. Calvert Floating-Rate Advantage Fund is a diversified series of CMS, which was organized as a Massachusetts business trust on October 20, 1980.  CMS has two other series, Calvert Tax-Free Responsible Impact Bond Fund and Calvert Unconstrained Bond Fund, which are covered in separate SAIs.  The CMS Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board of Trustees. The Fund offers four separate classes of shares: Class A, Class C, Class I and Class R6.  Upon the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to the series available for distribution.

CMS is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own.

The Fund enters into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Fund.  Shareholders of the Fund are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Fund.

Neither this SAI, the Prospectus nor any document filed as an exhibit to the Fund’s registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October __, 2017, there were no shares of this Fund outstanding.

FINANCIAL STATEMENTS

There are no financial statements for the Fund because prior to the date of this SAI, the Fund had not commenced operations.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidance, if a transaction creates a future obligation of the Fund to another party the Fund will: (1) cover the obligation by entering into an offsetting position or transaction; and/or (2) segregate cash and/or liquid securities with a value (together with any collateral posted with respect to the obligation) at least equal to the marked-to-market value of the obligation. Assets used as cover or segregated cannot be sold while the position(s) requiring coverage is open unless replaced with other appropriate assets. The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, certain options, forward commitments, futures contracts, when-issued securities, swap agreements and residual interest bonds.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement.  The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so.  The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.  Credit arrangements are subject to annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time.  Borrowings involve additional expense to the Fund.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Securities

Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate securities may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility.  Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund or unaffiliated money market fund.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or "cap," and sometimes to a lower limit, or "floor." CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Contingent Convertible Securities

Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business.  CoCos may be subject to redemption at the option of the issuer at a predetermined price.  See also “Hybrid Securities.”

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued or the dividend paid on such security until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.  Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true of convertible securities issued by companies in the financial services sector.  See “Contingent Convertible Securities.”

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Cyber Security Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, an option or commodity exchange or swap execution facility or clearinghouse may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The regulation of derivatives has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), and regulations proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the CFTC has released final rules relating to clearing, reporting, recordkeeping, required margin and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. See also “Swap Agreements” herein. New regulations and the implementation of existing regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

Likewise, the SEC has proposed regulations that, if adopted, would significantly change the manner in which a Fund must segregate assets to cover its future obligations. The proposed regulations would restrict its ability to enter into derivative transactions for speculative or hedging purposes and would require the Fund’s Board to adopt a derivative risk management and governance framework. These regulations could also limit the ability of a Fund to use these instruments as part of its investment management strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions also could prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

Legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may also change the way in which the Fund itself is regulated. The effects of any new governmental regulation cannot be predicted and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective(s).

Derivative-Linked and Commodity-Linked Hybrid Instruments

A derivative-linked or commodity-linked hybrid instrument (referred to herein as a “hybrid instrument”) is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid instrument is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid instrument may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. The purchase of hybrid instruments also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a typical dividend capture trade, the Fund would buy a stock prior to its ex-dividend date and sell the stock at a point either on or after the ex-dividend date.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.

Equity Investments

Equity investments include common stocks; preferred stocks; depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible and contingent convertible preferred stocks; rights and warrants and other securities that are treated as equity for U.S. federal income tax purposes (see “Preferred Stock” and “Hybrid Securities”).

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Equity-Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity-linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Event-Linked Securities

The Fund may obtain event-linked exposure by investing in “event-linked bonds”, “event-linked swaps” or other “event-linked securities”.  Event-linked securities are obligations for which the return of capital and dividend/interest payments are contingent on, or formulaically related to, the non-occurrence of a pre-defined “trigger” event. For some event-linked securities, the trigger event’s magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses.  Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events.

Some event-linked securities are referred to as “catastrophe bonds.” Catastrophe bonds entitled a Fund to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. If a trigger event occurs, the Fund may lose a portion of its entire principal invested in the bond.

Event-linked securities may be sponsored by government agencies, insurance companies or reinsurers and issued by special purpose corporations or other off-shore or on-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a specific reinsurance transaction). Typically, event-linked securities are issued by off-shore entities and may be non-dollar denominated.  As a result, the Fund may be subject to currency risk.

Often, event-linked securities provide for extensions of maturity that are mandatory or optional at the discretion of the issuer or sponsor, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, event-linked securities also may expose a Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.  Event-linked securities are generally rated below investment grade or the unrated equivalent and have the same or similar risks as high yield debt securities (also known as junk bonds) and are subject to the risk that the Fund may lose some or all of its investment in such securities if the particular trigger occurs.  Event-linked securities may be rated by a nationally recognized statistical rating agency, but are often unrated. Frequently, the issuer of an event-linked security will use an independent risk model to calculate the probability and economic consequences of a trigger event.

Event-linked securities are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

Event-linked securities typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the SEC or any state securities commission and are not always listed on any national securities exchange. The amount of public information available with respect to event-linked securities is generally less extensive than that which is available for issuers of registered or exchange listed securities. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked securities.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  Preferred stock and certain other hybrid securities may pay a fixed-dividend rate, but may be considered equity securities for purposes of a Fund’s investment restrictions (see “Preferred Stock” and “Hybrid Securities”).  As described in the Prospectus, the Fund may also invest in event-linked instruments.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.  If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars. A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards ("NDFs"). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Securities

Hybrid securities generally possess characteristics common to both equity and debt securities. These securities may at times behave more like equity than debt, or vice versa. Preferred stocks, convertible securities and certain debt obligations are types of hybrid securities.  Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights.  Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.  Hybrid securities may be subject to redemption at the option of the issuer at a predetermined price. Hybrid securities may pay a fixed or variable rate of interest or dividends. The prices and yields of nonconvertible hybrid securities generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. If the issuer of a hybrid security experiences financial difficulties, the value of such security may be adversely affected similar to the issuer’s outstanding common stock or subordinated debt instruments.  See also “Preferred Stock,” “Convertible Securities” and “Contingent Convertible Securities.”

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  See also “Restricted Securities.”

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Investments in the Subsidiary

The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by a sole director. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

[The Fund may employ borrowings and leverage as described in the Prospectus.  The Fund will enter into a Credit Agreement (the “Agreement”)with a bank to borrow up to a limit of $xx million pursuant to a 364-day revolving line of credit. The Fund is required to maintain certain net asset levels during the term of the Agreement.   Borrowings under the Agreement are secured by the assets of the Fund.

Interest is charged at a rate above LIBOR and is payable monthly. Under the terms of the Agreement, the Fund pays a commitment fee of x.xx% on the borrowing limit. The fund will also  pay an upfront fee of $xxxxx. The Fund is required to maintain certain net asset levels during the term of the Agreement.]

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate ("LIBOR"), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Master Limited Partnerships ("MLPs")

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. Although certain MBS are guaranteed as to timely payment of interest and principal by a government-sponsored enterprise, the market price for such securities is not guaranteed and will fluctuate.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently four types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; (3) those issued by the U.S. Government or one of its agencies or instrumentalities without a government guarantee, such as credit risk transfer bonds; and (4) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS are less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS are purchased at a premium above their par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS have been purchased at a discount from their par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Operational Risk

The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund's in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk.  The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate settlement, may increase the potential for losses to the Fund.  OTC options also involve greater liquidity risk.  This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes limited.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interests rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that would not be reflected concurrently in the options markets.

Option Strategy

The Fund implements the Option Strategy or Enhancement Strategy, as further described under “Investment Objective & Principal Policies and Risks” in the Prospectus, whereby it writes a series of call and put option spread combinations on the S&P 500 Composite Stock Price Index (S&P 500 Index) and/or a proxy for the S&P 500 Index (such as SPDR Trust Series I units (SPDRs)).

Participation in the ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion.  While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. Such fee is allocated among a fund’s share classes based on relative net assets.  ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s investment objective, policies or anticipated performance.  In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Class I or Institutional Class shares (or, if applicable Class A or Investor Class shares) at net asset value and will not be subject to any sales charge (in the case of Class A shares), investment minimum or redemption fee applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Redeeming Shares” in the Prospectus.  Investments in a fund by ReFlow in connection with the ReFlow liquidity program are not subject to the two round-trips within 90 days limitation described in “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares” in the Prospectus. The investment adviser believes that the program assists in stabilizing the Fund’s net assets to the benefit of the Fund and its shareholders.  To the extent the Fund’s net assets do not decline, the investment adviser may also benefit.

Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Preferred Stock

Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders.  However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears.  The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock.  See “Convertible Securities” and “Contingent Convertible Securities.”  Preferred stock may be subject to redemption at the option of the issuer at a predetermined price.  Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.

Real Estate Investments

Real estate investments, including real estate investment trusts (“REITs”) are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that investments concentrate in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Private REITs are unlisted, which may make them difficult to value and less liquid.  Moreover, private REITs are generally exempt from 1933 Act registration and, as such, the amount of public information available with respect to private REITs may be less extensive than that available for publicly traded REITs.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as presently structured and (ii) continuing relationships with or services for existing residual interest bond programs. All existing residual interest bonds were restructured in order to comply with the Volcker Rule prior to July 2016. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of income.

Restricted Securities

Restricted securities cannot be sold to the public without registration under the 1933 Act. Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be considered illiquid and subject to the Fund’s limitation on illiquid securities.

Restricted securities may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act. Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in much more limited circumstances.

The Fund also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A or Regulation S. The Fund may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Fund to dispose of them at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell it under an effective registration statement and/or after an applicable waiting period. If adverse conditions were to develop during this period, the Fund might obtain a price that is less favorable than the price that was prevailing at the time it decided to sell.  See also “Illiquid Securities.”

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.    The Fund invests cash collateral in an unaffiliated money market fund that operates in compliance with the requirements of Rule 2a-7 under the 1940 Act and maintains a stable $1.00 net asset value per share.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an "Interposed Person"), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.  To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain criteria. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the referenced entity or underlying asset has declined.

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules yet to be promulgated and/or implemented may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the implementation of this legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Services Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Variable Rate Instruments

Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest.  These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds.  The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds, Deep Discount Bonds and Payment-In-Kind (“PIK”) Securities

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Bonds and preferred stocks that make “in-kind” payments and other securities that do not pay regular income distributions may experience greater volatility in response to interest rate changes and issuer developments. PIK securities generally carry higher interest rates compared to bonds that make cash payments of interest to reflect their payment deferral and increased credit risk. PIK securities generally involve significantly greater credit risk than coupon loans because the Fund receives no cash payments until the maturity date or a specified cash payment date. Even if accounting conditions are met for accruing income payable at a future date under a PIK bond, the issuer could still default when the collection date occurs at the maturity of or payment date for the PIK bond.  PIK bonds may be difficult to value accurately because they involve ongoing judgments as to the collectability of the deferred payments and the value of any associated collateral.  If the issuer of a PIK security defaults, the Fund may lose its entire investment. PIK interest has the effect of generating investment income and increasing the incentive fees, if any, payable at a compounding rate.  Generally, the deferral of PIK interest increases the loan to value ratio.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Appendix A

SUMMARY OF ADVISER PROXY VOTING POLICY
AND PROCEDURES

The Adviser votes proxies for Clients unless (i) a Client elects to retain proxy voting authority in the applicable investment advisory agreement or (ii) the Client is a sub-advised Fund and voting authority has been delegated to the sub-adviser in the applicable investment sub-advisory agreement. The Adviser’s Proxy Committee provides oversight of the Adviser’s proxy voting activities with respect to portfolio securities held in Client accounts. Clients that wish to vote proxies in a particular manner must retain proxy voting authority in the investment advisory agreement.

The Adviser has established the Calvert Funds’ Global Proxy Voting Guidelines (the “Guidelines”) and will vote proxies for all Clients in accordance with the Guidelines. The Guidelines are consistent with the Calvert Principles of Responsible Investment.

The Adviser has also adopted proxy voting policies and procedures (the “Proxy Voting Policy”) that it believes are reasonably designed to address proxy voting issues that raise potential conflicts of interest. The Proxy Voting Policy seeks to ensure that the Adviser votes proxies in the best interests of its Clients and in accordance with the Guidelines.

The Adviser’s Proxy Committee is responsible for monitoring and resolving material conflicts between the Adviser’s interests and those of its Clients with respect to proxy voting. Adherence to the Guidelines should help to avoid any such conflicts of interest between and any Client account or between different Client accounts. When the Guidelines do not address the manner in which a particular proxy should be voted, the Adviser will contact the Client (or, in the case of the Calvert Funds, the Client’s Audit Committee) to resolve any possible conflict.

Clients may obtain information about how the Adviser voted proxies and its Proxy Voting Policy by emailing Jason Schumacher, Vice President and Fund Oversight Senior Manager, at JSchumacher@EatonVance.com.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Appendix B

CALVERT RESEARCH AND MANAGEMENT

GLOBAL PROXY VOTING GUIDELINES

I.

  INTRODUCTION

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations.  A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value.  Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Funds’ Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.

II.

  CORPORATE GOVERNANCE

A.

  Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards.  Therefore, for private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Board Independence

•

The Fund advisor will oppose slates of directors without at least a majority of independent directors.

•

The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•

The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•

The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•

The Fund advisor will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

•

The Fund advisor may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

•

The Fund advisor may oppose individual directors who serve as members of the nominating committee and have failed to establish gender and/or racial diversity as a factor in new board member searches.

•

The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•

The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

•

The Fund advisor will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

•

The Fund advisor will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

•

The Fund advisor will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

•

The Fund advisor will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

•

The Fund advisor will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

•

The Fund advisor will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

•

The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•

The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•

The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•

The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

•

The Fund advisor will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•

The Fund advisor will oppose excessive awards of stock or stock options to directors.

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, the Fund advisor will vote case-by-case on the plan taking into consideration the following qualitative factors:

•

The relative magnitude of director compensation as compared to companies of a similar profile;

•

The presence of problematic pay practices relating to director compensation;

•

Director stock ownership guidelines and holding requirements;

•

Equity award vesting schedules;

•

The mix of cash and equity-based compensation;

•

Meaningful limits on director compensation;

•

The availability of retirement benefits or perquisites; and

•

The quality of disclosure surrounding director compensation.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•

The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

•

The Fund advisor will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Proxy Contests/Proxy Access – Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•

The Fund advisor will vote case-by-case on the election of directors in contested elections, considering the following factors: (i) long-term financial performance of the target company relative to its industry; (ii) management’s track record; (iii) background to the contested election; (iv) Nominee qualifications and any compensatory arrangements; (v) strategic plan of dissident slate and quality of critique against management; (vi) likelihood that the proposed goals and objectives can be achieved (both slates); and (vii) stock ownership positions.

•

The Fund advisor will vote case-by-case for individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•

The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.  In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•

The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•

The Fund advisor will ordinarily oppose supermajority vote requirements.

•

The Fund advisor will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.

•

The Fund advisor will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.

•

The Fund advisor will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.  We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•

The Fund advisor will ordinarily support management and shareholder proposals that grant shareowner access to the proxy ballot.

•

The Fund advisor will examine and vote on a case-by-case basis proposals that create threshold targets for a shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•

The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•

The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.  This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•

The Fund advisor will ordinarily oppose proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•

The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.  Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when the advisor determines that the independence of the auditor may be compromised.

•

The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•

The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•

The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

•

The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•

The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•

The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

•

The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•

The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

•

The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

•

The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

•

The Fund advisor will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

B.

  Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•

The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

•

The Fund advisor will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

•

The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•

The Fund advisor will support proposals seeking to establish an annual shareholder advisory vote on compensation.

•

The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

•

The Fund advisor will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation or Proposed Sale

This type of proposal concerns specific advisory votes on "golden parachute" arrangements for Named Executive Officers (NEOs) that are required under The Dodd-Frank Wall Street Reform and Consumer Protection Act.  Special focus is placed on severance packages that provide inappropriate windfalls and cover certain tax liabilities of executives.

•

The Fund advisor will vote case-by-case on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with NEOs rather than focusing primarily on new or extended arrangements.

Equity Plans for Non-Employee Directors

•

The Fund advisor will vote case-by-case on compensation plans for non-employee directors, based on:

•

The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

•

The company’s three-year burn rate relative to its industry/market cap peers; and

•

The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Shareholder Ratification of Director Pay Program

•

The Fund advisor will apply the following framework to U.S. ratification of non-employee director pay programs and will vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on:

•

If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

•

An assessment of the following qualitative factors:

•

The relative magnitude of director compensation as compared to companies of a similar profile;

•

The presence of problematic pay practices relating to director compensation;

•

Director stock ownership guidelines and holding requirements;

•

Equity award vesting schedules;

•

The mix of cash and equity-based compensation;

•

Meaningful limits on director compensation;

•

The availability of retirement benefits or perquisites; and

•

The quality of disclosure surrounding director compensation.

Compensation Committee

•

The Fund advisor may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•

The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•

The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•

The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.

•

The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•

The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.

•

The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•

The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•

The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

•

The Fund advisor will vote case-by-case when plan features include discretional vesting authority.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•

The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

•

The Fund advisor will support proposals requesting that management provide a pay equity report, including any proposals that address gender pay gap.

Ratio between CEO and Worker Pay

•

The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

•

The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•

The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•

The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•

The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•

The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.

  Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•

The Fund advisor will support proposals that consider non-financial impacts of mergers.

•

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.  Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings ("IPOs"). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•

The Fund advisor will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.

•

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•

The Fund advisor will review on case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•

The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•

The Fund advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

•

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

•

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

III.

  CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.

  Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•

The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.

  Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•

The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•

The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change.  Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using various guidelines.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•

The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•

The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

•

The Fund advisor will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change.  Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts.  Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•

The Fund advisor will support proposals seeking the preparation of a report on the company’s risks due to climate change.

•

The Fund advisor will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

•

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

•

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

•

The Fund advisor will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

•

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

•

The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

•

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

•

The Fund advisor will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

•

The Fund advisor will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

•

The Fund advisor will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations1.” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

•

The Fund advisor will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

C.

  Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers.  This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

•

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•

The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•

The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•

The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.

International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•

The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•

The Fund advisor will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

•

The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•

The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

•

The Fund advisor will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

•

The Fund advisor will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•

The Fund advisor will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation.  Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development.  In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations.  These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions.  Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

•

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

•

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

E.

Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.  Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

•

The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•

The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

•

The Fund advisor will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.

F.

Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

•

The Fund advisor will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•

The Fund advisor will ordinarily support proposals asking companies to disclose product ingredients.

•

The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

•

The Fund advisor will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.

•

The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

•

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.

  Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•

The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.

  Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

•

The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•

The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

I.

  Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•

The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•

The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•

The Fund advisor will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

•

The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.

  Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.  CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor or its affiliates on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of at least two members of the Fund Board not affiliated with the Fund advisor will be immediately convened to determine how the proxy should be voted.

________________

1 U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. http://www.shalegas.energy.gov/resources/111811_final_report.pdf.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

Appendix C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor’s Ratings Services)

Bonds

AAA:

An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:

An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:

An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:

An obligation rated CC is currently highly vulnerable to nonpayment.

C:

An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:

An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1:

These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:

These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:

These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:

This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:

This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:

This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

LONG-TERM OBLIGATION RATINGS (source: Moody’s Investors Service)

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:

Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:

Obligations rated B are considered speculative and are subject to high credit risk.

Caa:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody’s Investors Service)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Calvert Floating-Rate Advantage Fund

SAI dated October __, 2017

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)

Amended and Restated Declaration of Trust of Calvert Management Series dated June 21, 2017 filed as Exhibit (a) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(b)

Amended and Restated By-Laws of Calvert Management Series adopted June 21, 2017 filed as Exhibit (b) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	(a)

Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

		(b)	Form of Amended Schedule A dated _______, 2017 to Investment Advisory Agreement dated December 31, 2016 filed herewith.
	(2)

Form of Investment Advisory and Administrative Agreement between Calvert Management Series on behalf of Calvert Ultra-Short Income NextShares and Calvert Research and Management dated _______, 2017 filed as Exhibit (d)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(e)	(1)	(a)

Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated _______, 2017 to Master Distribution Agreement effective December 31, 2016 to be filed by Amendment.
	(2)

Form of Distribution Agreement between each registered investment company listed on Exhibit A and Foreside Fund Services, LLC dated _______, 2017 filed as Exhibit (e)(2) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)

Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 50, as filed with the Securities and Exchange Commission on April 27, 2001 (Accession No. 0000930661-01-500295).

(h)	(1)	(a)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Form of Amended Appendix A dated _______, 2017 to Administrative Services Agreement dated December 31, 2016 filed herewith.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to registrant’s Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on April 29, 2008 (Accession No. 0000319676-08-000004).

(b)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to registrant’s Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on April 29, 2013 Accession No. 0000319676-13-000003).

(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to registrant’s Post-Effective Amendment No. 77 filed with the Securities and Exchange Commission on April 28, 2016 (Accession No. 0000319676-16-000095).

(d)

Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)	(a)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated _______, 2017 to Expense Reimbursement Agreement dated December 31, 2016 to be filed by Amendment.
(5)

Form of Authorized Participant Agreement dated _______, 2017 filed as Exhibit (h)(5) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(6)

Form of Operations Agreement dated _______, 2017 filed as Exhibit (h)(6) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated ________, 2017 to be filed by Amendment.
(m)	(1)	(a)

Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated ________, 2017 to Master Distribution Plan for Class A shares adopted December 31, 2016 to be filed by Amendment.
	(2)	(a)

Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)	Amended Schedule A dated ________, 2017 to Master Distribution Plan for Class C shares to be filed by Amendment.

(n)	(1)

Amended and Restated Rule 18f-3 Multiple Class Plan, effective September 26, 2016, incorporated by reference to Post-Effective Amendment No. 88 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) as filed with Securities and Exchange Commission on December 2, 2016 (Accession No. 0000319676-16-000245).

	(2)	Form of Amended and Restated Rule 18f-3 Multiple Class Plan effective ______, 2017 to be filed by Amendment.
(p)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective June 9, 2017 filed as Exhibit (p) to Post-Effective Amendment No. 86 filed July 20, 2017 (Accession No. 0000940394-17-001476) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Registrant’s Trustees and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

	(2)

Secretary’s Certificate dated January 26, 2017 filed as Exhibit (q)(2) to Post-Effective Amendment No. 83 filed April 28, 2017 (Accession No. 0000940394-17-001015) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article XI, Section 4 of the Registrant’s Declaration of Trust provides that the Registrant, out of the Registrant’s assets, shall indemnify every person who is or has been a Trustee, officer, employee or agent of the Registrant and every person who serves at the Registrant’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification shall be provided to any person hereunder against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

Article V, Section 1(t) of the Registrant’s Declaration of Trust, and Article IX, Section 3 of the Registrant’s By-Laws, provide that the Registrant’s Trustees are permitted to purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person’s status as such.

In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)	(1)

Registrant’s principal underwriter for its series Calvert Tax-Free Responsible Impact Bond Fund and Calvert Unconstrained Bond Fund is Eaton Vance Distributors, Inc. (“EVD”), a wholly-owned subsidiary of Eaton Vance Corp. EVD is also the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)	(1)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None

Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Brandon Fritz	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Brian Johnson	Vice President	None

Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Jason Newnham	Vice President	None
Paul Nicely	Vice President	None
Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None

Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(a)	(2)

Registrant’s principal underwriter for its series Calvert Ultra-Short Income NextShares is Foreside Fund Services, LLC (the “Distributor”).  Foreside Fund Services, LLC also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

ABS Long/Short Strategies Fund
Absolute Shares Trust
AdvisorShares Trust
American Beacon Funds
American Beacon Select Funds
Archstone Alternative Solutions Fund
Ark ETF Trust
Avenue Mutual Funds Trust
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
Bridgeway Funds, Inc.
Center Coast MLP & Infrastructure Fund
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
Context Capital Funds
CornerCap Group of Funds
Davis Fundamental ETF Trust
Direxion Shares ETF Trust
Eaton Vance NextShares Trust
Eaton Vance NextShares Trust II
EIP Investment Trust
Evanston Alternative Opportunities Fund
Exchange Listed Fund Trust (fka Exchange Traded Concepts Trust II)
FEG Absolute Access Fund I LLC
FlexShares Trust
Forum Funds
Forum Funds II
FQF Trust
Guiness Atkinson Funds
Henderson Global Funds
Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
Horizons ETF Trust
Horizons ETF Trust I (fka Becon Capital Series Trust)
Infinity Core Alternative Fund
Ironwood Institutional Multi-Strategy Fund LLC
Ironwood Multi-Strategy Fund LLC

John Hancock Exchange-Traded Fund Trust
Lyons Funds
Manor Investment Funds
Miller/Howard Funds Trust
Miller/Howard High Income Equity Fund
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
Montage Managers Trust
Palmer Square Opportunistic Income Fund
PENN Capital Funds
Performance Trust Mutual Funds, Series of Trust for Professional Managers
Pine Grove Alternative Institutional Fund
Plan Investment Fund, Inc.
PMC Funds, Series of Trust for Professional Managers
Quaker Investment Trust
Ramius Archview Credit and Distressed Fund
Renaissance Capital Greenwich Funds
RMB Investors Trust (fka Burnham Investors Trust)
Robinson Opportunities Income Fund, Series of Investment Managers Series Trust
Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
Salient MF Trust
SharesPost 100 Fund
Sound Shore Fund, Inc.
Steben Alternative Investment Funds
Steben Select Multi-Strategy Fund
Strategy Shares
The 504 Plan (fka The Pennant 504 Fund)
The Community Development Fund
Third Avenue Trust
Third Avenue Variable Series Trust
TIFF Investment Program
Turner Funds
U.S. Global Investors Funds
West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
Wintergreen Fund, Inc.
WisdomTree Trust

(b) (2)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer K. DiValerio	899 Cassalt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 4550 Montgomery Avenue, Bethesda, MD 20714 and Eaton Vance Management, located at Two International Place, Boston, MA 02110.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 25, 2017.

CALVERT MANAGEMENT SERIES
By:	/s/ John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 25, 2017.

Signature	Title

/s/ John H. Streur*	President and Director
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Director	Miles D. Harper, III*	Director
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Director	Joy V. Jones*	Director
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Director	Anthony A. Williams*	Director
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Director
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(d)	(1)	(b)	Form of Amended Schedule A dated _______, 2017 to Investment Advisory Agreement dated December 31, 2016
(h)	(1)	(b)	Form of Amended Schedule A dated _______, 2017 to Administrative Services Agreement dated December 31, 2016